Schedule of Long Term Debt Repayment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
2014	¥ 1,110,847
2015	621,174
2016	783,508
2017	614,374
2018	576,471
Thereafter	355,160
Total	¥ 4,061,534	¥ 4,267,480